Derivatives (Primary Risks) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 6,133	$ 5,606
Derivative assets	520	693
Derivative liabilities	615	903
Embedded Derivative, Fair Value of Embedded Derivative Asset	255	351
Embedded Derivative, Fair Value of Embedded Derivative Liability	508	762
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	164	125
Derivative assets	19	7
Derivative liabilities	0	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	5,969	5,481
Derivative assets	246	335
Derivative liabilities	107	140
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Interest rate caps
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	800	800
Derivative assets	12	2
Derivative liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	16	16
Derivative assets	4	4
Derivative liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Equity index options
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,761	2,576
Derivative assets	171	268
Derivative liabilities	72	137
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Equity total return swaps
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	2,392	2,089
Derivative assets	59	61
Derivative liabilities	35	3
Ceded Guaranteed Minimum Benefit
Derivatives, Fair Value [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Asset	255	351
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Direct Guaranteed Minimum Benefit
Derivatives, Fair Value [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Asset	0	0
Embedded Derivative, Fair Value of Embedded Derivative Liability	21	30
Direct index-linked annuities
Derivatives, Fair Value [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative Asset	0	0
Embedded Derivative, Fair Value of Embedded Derivative Liability	529	792
Cash Flow Hedging | Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	164	125
Derivative assets	19	7
Derivative liabilities	$ 0	$ 1